Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities
Accrued Liabilities
6.	Accrued Liabilities

Accrued liabilities consist of the following:

	December 31
	2021	2020
Accrued compensation and benefits	$2,799	$5,159
Accrued marketing	3,323	4,304
Accrued Series A preferred equity distribution	2,650	438
Accrued freight	1,912	1,394
Accrued sales taxes	1,364	1,387
Credit card liabilities	4,759	1,340
Other accrued expenses	5,426	2,041
Total	$22,233	$16,063